Business Combination_Credit Risk Of Insurance Contracts(Details) - Non-life insurance ₩ in Millions	Dec. 31, 2017 KRW (₩)
Ceded Credit Risk LineItems[Line Items]
Reinsuance assets	₩ 776,340	[1]
Net receivables from reinsurers	237,750	[2]
Total	₩ 1,014,090
KOREANRE | AA
Ceded Credit Risk LineItems[Line Items]
Concentration Risk Percentage1 At The Time Of Business Combination	66.60%
STARR INTERNATIONAL | AA+
Ceded Credit Risk LineItems[Line Items]
Concentration Risk Percentage1 At The Time Of Business Combination	3.41%
SWISSREREINSURANCE | AAA
Ceded Credit Risk LineItems[Line Items]
Concentration Risk Percentage1 At The Time Of Business Combination	3.22%

[1]	Net carrying amounts that deduct impairment loss
[2]	Net carrying amounts of each reinsurance company that offsets reinsurance accounts receivable and reinsurance accounts payable and deduct allowance for loan losses